Organization	12 Months Ended
Dec. 31, 2012
Organization and Collaboration and License Agreements [Abstract]
Organization

1. Organization

Idera Pharmaceuticals, Inc. (Idera or the Company) is a clinical stage biotechnology company engaged in the discovery and development of novel synthetic DNA- and RNA-based drug candidates that are designed to modulate immune responses mediated through Toll-like Receptors, or TLRs. The Company is focusing its development efforts on the treatment of autoimmune and inflammatory diseases. The Company has two drug candidates, IMO-3100, a TLR7 and TLR9 antagonist, and IMO-8400, a TLR7, TLR8, and TLR9 antagonist, in clinical development for the treatment of autoimmune and inflammatory diseases. The Company recently announced top-line data from a Phase 2 clinical trial of IMO-3100 in patients with moderate to severe plaque psoriasis. The Company believes that the results of this trial provide clinical proof of concept for its approach of targeting specific TLRs for the treatment of psoriasis and potentially other autoimmune and inflammatory diseases.

TLRs are specific receptors present in immune system cells. Using a chemistry-based approach, the Company has created synthetic DNA- and RNA-based compounds that are targeted to TLR3, TLR7, TLR8, and TLR9. A TLR antagonist is a compound that blocks activation of an immune response through the targeted TLR. A TLR agonist is a compound that stimulates an immune response through the targeted TLR.

The Company believes that the modulation of immune responses through TLRs provides a rationale for the development of drug candidates to treat a broad range of diseases, including autoimmune and inflammatory diseases, cancer, respiratory diseases, and for use as vaccine adjuvants. The Company is a party to a collaboration alliance with Merck Sharp & Dohme Corp. (formerly Merck & Co., Inc.) (Merck & Co.) for the use of agonists of TLR7, TLR8, and TLR9 as adjuvants in the development of vaccines for cancer, infectious diseases, and Alzheimer’s disease. The Company is seeking to enter into additional collaborative alliances with third parties with respect to its TLR-targeted programs in oncology, hematological malignancies, respiratory diseases, and the use of TLR3 agonists as vaccine adjuvants.

The Company had cash and cash equivalents of approximately $10,096,000 at December 31, 2012. The Company believes that its existing cash and cash equivalents will be sufficient to fund its operations at least into the third quarter of 2013 based on its current operating plan, including the completion of its ongoing Phase 1 clinical trial of IMO-8400 in healthy subjects that it initiated in the fourth quarter of 2012, and preparations for the further advancement of its autoimmune and inflammatory disease program, including preparations for a planned Phase 2 clinical trial of IMO-8400 in patients with psoriasis. The Company will need to raise additional funds prior to the end of the second quarter of 2013 in order to further advance its autoimmune and inflammatory disease program, commence any clinical trials and operate its business and continue as a going concern. Although the Company is exploring financing alternatives, financing may not be available to the Company in the necessary time frame, in the amounts that the Company needs, on terms that are acceptable to the Company or at all. If the Company is unable to raise the necessary funds by late in the second quarter of 2013, the Company expects that it will terminate its operations and pursue a liquidation of the Company through a sale or license of assets or a possible bankruptcy.

At December 31, 2012, the Company had an accumulated deficit of $394,658,000. The Company expects to incur substantial operating losses in future periods. The Company does not expect to generate significant product revenue or sales-based milestones or royalties until it successfully completes development and obtains marketing approval for drug candidates, either alone or in collaborations with third parties, which it expects will take a number of years. In order to commercialize its drug candidates, the Company needs to complete clinical development and to comply with comprehensive regulatory requirements.

The Company is subject to a number of risks and uncertainties similar to those of other companies of the same size within the biotechnology industry, such as uncertainty of clinical trial outcomes, uncertainty of additional funding, and history of operating losses.